UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.5%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series
2005-HE7, Cl. A2B, 5.045%, 11/25/35 1           $   3,114,387   $     3,101,884
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 5.009%,
4/20/09 1,2                                         1,833,333         1,833,181
--------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home
Equity Mtg. Obligations, Series 2006-R1, Cl.
A2B, 5.005%, 3/25/36 1                              3,830,381         3,800,467
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.345%, 5/25/34 1                               6,830,731         6,435,176
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed
Pass-Through Certificates, Series 2006-W1, Cl.
A2B, 5.025%, 3/25/36 1                              9,860,000         9,654,820
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl.
2AF2, 5.382%, 5/25/36 1                             7,550,000         7,277,049
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.096%, 5/25/36 1           787,130           785,947
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1         1,950,000         1,935,070
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6,
Asset-Backed Certificates, Series 2005-6, Cl.
2A2, 5.095%, 12/25/35 1                             4,803,147         4,700,371
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl.
2A2, 4.985%, 12/25/29 1                             3,940,000         3,687,842
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10,
Mtg. Pass-Through Certificates, Series
2005-FF10, Cl. A3, 5.075%, 11/25/35 1               8,995,758         8,938,973
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 4.955%, 7/25/36 1                5,695,000         5,430,964
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5,
Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 4.915%, 5/15/36 1                1,189,828         1,177,108
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 4.975%, 7/7/36 1                 2,890,000         2,758,734
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5%, 1/20/35 1                2,985,359         2,917,494
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 1           1,435,000         1,352,106
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36            3,203,331         3,209,087
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1           2,517,294         2,525,120
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35            2,003,623         2,006,758
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2006-WMC1, Mtg. Asset-Backed Certificates,
Series 2006-WMC1, Cl. A2B, 5.005%, 1/25/37 1        4,712,627         4,652,965
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-6, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1             3,047,000         3,020,976
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4,
Cl. A1, 4.945%, 7/25/36 1                           1,392,257         1,367,394
--------------------------------------------------------------------------------


                  1 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

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Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance
Trust, Home Equity Asset-Backed Obligations,
Series 2006-BC1, Cl. A2B, 5.015%, 12/25/36 1    $  15,840,000   $    15,462,846
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-1, Cl. A2, 4.995%, 1/25/36 1            9,860,000         9,648,363
Series 2006-2, Cl. A1, 4.925%, 4/25/36 1              838,623           833,060
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 2005-4XS,
Cl. 3A1, 5.18%, 3/26/35                             1,241,910         1,243,292
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl.
A2, 4.965%, 7/25/36 1                               5,630,000         5,487,050
                                                                ----------------
Total Asset-Backed Securities
(Cost $118,024,807)                                                 115,244,097

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--88.3%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--76.8%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--75.6%
Fannie Mae Trust 2004-W9, Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%,
2/25/44                                            10,252,573        10,877,077
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                        592,944           583,158
5%, 8/15/33                                        19,475,479        19,034,332
6%, 5/15/18-3/15/33                                36,357,228        37,188,173
6.50%, 4/15/18-12/15/30                            15,339,964        15,896,551
7%, 8/15/16-4/15/32                                 3,467,714         3,631,564
7.50%, 2/15/32-4/25/36                             14,738,306        15,779,455
8%, 4/15/16                                         2,413,975         2,560,836
8.50%, 3/15/31                                        347,421           373,104
9%, 8/15/22-5/15/25                                   646,977           698,030
10%, 12/25/10-8/16/21                                 189,271           204,999
11%, 12/15/20                                         147,194           171,822
11.50%, 2/15/16-12/3/20                               295,189           336,136
11.75%, 1/15/16-4/15/19                                38,751            43,791
12%, 6/15/15                                           43,062            47,323
12.50%, 7/15/19                                       113,438           125,384
13%, 8/15/15                                          127,094           141,286
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates:
Series 1095, Cl. D, 5.713%, 6/15/21 1                  21,732            21,738
Series 2035, Cl. PC, 6.95%, 3/15/28                 3,133,965         3,288,362
Series 2368, Cl. TG, 6%, 10/15/16                     766,001           790,690
Series 2410, Cl. PF, 6.008%, 2/15/32 1              6,903,965         7,065,310
Series 2736, Cl. DB, 3.30%, 11/15/26               21,298,048        20,931,741
Series 2934, Cl. NA, 5%, 4/15/24                    7,027,322         7,039,198
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                         75,984            75,857
Series 1695, Cl. F, 5.603%, 3/15/24 1               5,022,202         5,064,506
Series 2006-11, Cl. PS, 6.728%, 3/25/36 1           2,967,378         3,293,716
Series 2055, Cl. ZM, 6.50%, 5/15/28                 3,516,281         3,635,890
Series 2080, Cl. Z, 6.50%, 8/15/28                  2,303,125         2,402,860
Series 2084, Cl. ZC, 6.50%, 8/15/28                 1,969,190         2,038,688


                  2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

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Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2122, Cl. FD, 5.378%, 2/15/29 1          $   2,777,773   $     2,775,384
Series 2132, Cl. FN, 6.125%, 3/15/29 1              4,200,825         4,240,902
Series 2148, Cl. ZA, 6%, 4/15/29                    6,138,592         6,259,474
Series 2195, Cl. LH, 6.50%, 10/15/29                6,392,438         6,622,661
Series 2220, Cl. PD, 8%, 3/15/30                      726,298           777,632
Series 2281, Cl. Z, 6.50%, 2/15/31                  9,434,327         9,773,504
Series 2319, Cl. BZ, 6.50%, 5/15/31                14,652,487        15,123,516
Series 2326, Cl. ZP, 6.50%, 6/15/31                 3,770,799         3,948,687
Series 2344, Cl. FP, 5.978%, 8/15/31 1              2,449,847         2,475,906
Series 2351, Cl. PZ, 6.50%, 8/15/31                 2,415,264         2,500,816
Series 2392, Cl. FB, 5.628%, 1/15/29 1                843,125           852,834
Series 2392, Cl. PV, 6%, 12/15/20                   6,250,234         6,302,188
Series 2396, Cl. FE, 5.628%, 12/15/31 1               959,471           969,654
Series 2401, Cl. FA, 5.678%, 7/15/29 1              1,017,206         1,030,415
Series 2435, Cl. EQ, 6%, 5/15/31                    6,462,840         6,557,639
Series 2464, Cl. FI, 6.028%, 2/15/32 1              2,096,128         2,129,383
Series 2470, Cl. LF, 6.028%, 2/15/32 1              2,144,519         2,184,312
Series 2471, Cl. FD, 6.028%, 3/15/32 1              3,860,641         3,930,563
Series 2481, Cl. AF, 5.578%, 3/15/32 1              2,254,970         2,273,597
Series 2500, Cl. FD, 5.528%, 3/15/32 1              1,635,393         1,637,185
Series 2504, Cl. FP, 5.528%, 3/15/32 1              1,139,581         1,148,351
Series 2526, Cl. FE, 5.428%, 6/15/29 1              2,486,148         2,479,992
Series 2530, Cl. FD, 5.528%, 2/15/32 1              3,385,526         3,374,129
Series 2538, Cl. F, 5.628%, 12/15/32 1                670,050           674,886
Series 2550, Cl. FI, 5.378%, 11/15/32 1             2,445,066         2,456,371
Series 2551, Cl. FD, 5.428%, 1/15/33 1              1,923,556         1,932,090
Series 2641, Cl. CE, 3.50%, 9/15/25                 3,120,350         3,079,687
Series 2662, Cl. DK, 4%, 2/15/16                   12,929,346        12,888,579
Series 2664, Cl. NA, 5.50%, 2/15/26                 4,283,595         4,319,738
Series 2676, Cl. KY, 5%, 9/15/23                    4,862,000         4,729,161
Series 2727, Cl. UA, 3.50%, 10/15/22                1,498,549         1,486,740
Series 2777, Cl. PJ, 4%, 5/15/24                    1,586,859         1,577,470
Series 3025, Cl. SJ, 6.316%, 8/15/35 1                751,996           855,682
Series 3035, Cl. DM, 5.50%, 11/15/25               11,421,274        11,504,210
Series 3046, Cl. NA, 5.50%, 12/15/25                9,314,358         9,381,749
Series 3057, Cl. BL, 5.50%, 6/15/27                 8,473,999         8,549,073
Series 3094, Cl. HS, 5.949%, 6/15/34 1              1,860,519         2,029,758
Series 3099, Cl. PA, 5.50%, 9/15/25                13,431,565        13,564,840
Series 3138, Cl. PA, 5.50%, 2/15/27 3              30,539,290        30,903,941
Series 3171, Cl. NE, 6%, 5/15/27                    5,153,853         5,230,895
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 5.378%, 7/1/26 4                4,518,430         1,018,560
Series 192, Cl. IO, 8.172%, 2/1/28 4                1,010,747           245,299
Series 200, Cl. IO, 7.286%, 1/1/29 4                1,209,933           281,194
Series 205, Cl. IO, 2.824%, 9/1/29 4                6,208,968         1,462,354
Series 206, Cl. IO, (9.471)%, 12/1/29 4               284,507            62,155
Series 2074, Cl. S, 3.027%, 7/17/28 4               1,291,891           144,220


                  3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2079, Cl. S, 3.083%, 7/17/28 4           $   2,062,737   $       244,635
Series 218, Cl. IO, 10.853%, 2/1/32 4               2,984,779           667,834
Series 224, Cl. IO, 5.643%, 3/1/33 4                4,595,143         1,078,658
Series 243, Cl. 6, 15.199%, 12/15/32 4              3,059,433           645,433
Series 2470, Cl. AS, 7.993%, 3/15/32 4              1,954,380           196,822
Series 2493, Cl. S, 1.473%, 9/15/29  4              1,647,510           149,676
Series 2526, Cl. SE, (0.971)%, 6/15/29 4            3,434,916           231,349
Series 2796, Cl. SD, (2.097)%, 7/15/26 4              646,314            57,265
Series 2819, Cl. S, (5.724)%, 6/15/34 4            27,428,021         2,689,759
Series 2920, Cl. S, (4.806)%, 1/15/35 4            14,885,066         1,058,549
Series 3000, Cl. SE, 11.913%, 7/15/25 4            18,247,613           978,776
Series 3110, Cl. SL, 24.356%, 2/15/26 4             2,550,245           130,331
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security:
Series 192, Cl. PO, 7.629%, 2/1/28 5                1,010,747           799,362
Series 216, Cl. PO, 7.094%, 12/1/31 5               2,757,806         2,206,566
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                             62,774,281        61,783,459
5%, 2/25/18-3/25/34                               204,274,399       202,768,293
5%, 1/1/22 6                                       33,709,000        33,745,878
5.50%, 11/25/21-11/25/34                          252,377,887       252,762,381
5.50%, 1/1/22 6                                     8,170,000         8,275,957
5.863%, 1/25/12                                     8,846,217         9,245,923
6%, 7/25/14-8/25/34                                74,782,480        76,437,134
6%, 9/25/32-4/25/33 3                              13,840,766        14,092,791
6%, 1/1/22 6                                       38,971,000        39,878,284
6.50%, 6/25/17-11/25/31                            65,225,456        67,671,715
6.50%, 10/25/30 3                                   1,550,330         1,607,153
7%, 7/25/13-4/1/37                                 25,843,210        27,116,144
7.50%, 2/25/27-8/25/33                             40,467,919        43,306,332
8%, 6/25/17                                             2,857             3,039
8.50%, 7/25/32                                        223,775           241,065
9%, 8/25/19                                            18,235            19,795
9.50%, 11/25/21                                        15,079            16,408
10.50%, 12/25/14                                       49,654            54,396
11%, 11/25/15-8/13/19                                 917,001         1,048,429
11.25%, 3/10/16                                       168,116           194,862
11.50%, 8/8/19                                        172,297           196,620
12%, 1/25/16-8/25/16                                  281,503           314,310
12.50%, 8/25/15-12/25/15                               95,697           108,584
13%, 9/8/15-8/25/26                                   273,065           309,247
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO, Trust 2001-T6, Cl. B, 6.088%, 5/25/11         10,125,000        10,595,750
CMO Interest-Only Stripped Mtg.-Backed
Security, Trust 2001-T4, Cl. IO, 18.071%,
7/25/41 4                                           6,043,080           126,171
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                    95,864           102,897
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                  74,645            80,087


                  4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1992-15, Cl. KZ, 7%, 2/25/22              $     227,500   $       230,522
Trust 1992-34, Cl. G, 8%, 3/25/22                     109,528           114,664
Trust 1997-16, Cl. PD, 7%, 3/18/27                  5,001,139         5,328,619
Trust 1999-54, Cl. LH, 6.50%, 11/25/29              3,617,267         3,801,423
Trust 2001-69, Cl. PF, 5.865%, 12/25/31 1           4,674,096         4,741,116
Trust 2001-70, Cl. LR, 6%, 9/25/30                    724,749           727,103
Trust 2002-12, Cl. PG, 6%, 3/25/17                 16,348,981        16,918,079
Trust 2002-19, Cl. PE, 6%, 4/25/17                  1,560,235         1,614,144
Trust 2002-29, Cl. F, 5.865%, 4/25/32 1             2,287,716         2,345,584
Trust 2002-52, Cl. FD, 5.365%, 9/25/32 1            2,106,746         2,111,740
Trust 2002-53, Cl. FY, 5.365%, 8/25/32 1            2,928,444         2,954,035
Trust 2002-56, Cl. KW, 6%, 4/25/23                 10,499,000        10,656,655
Trust 2002-64, Cl. FJ, 5.865%, 4/25/32 1              705,034           716,948
Trust 2002-65, Cl. FB, 5.865%, 7/25/32 1            4,466,316         4,515,069
Trust 2002-68, Cl. FH, 5.496%, 10/18/32 1           1,416,195         1,430,436
Trust 2002-74, Cl. KF, 5.215%, 3/25/17 1            1,637,724         1,643,674
Trust 2002-77, Cl. TF, 5.996%, 12/18/32 1           9,561,680         9,797,631
Trust 2002-82, Cl. FE, 5.865%, 12/25/32 1           2,870,001         2,955,389
Trust 2002-9, Cl. PC, 6%, 3/25/17                   6,119,549         6,332,645
Trust 2002-90, Cl. FJ, 5.365%, 9/25/32 1            1,412,283         1,425,988
Trust 2002-90, Cl. FM, 5.365%, 9/25/32 1            1,357,964         1,371,142
Trust 2003-116, Cl. FA, 5.265%, 11/25/33 1          1,386,986         1,384,530
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 1           3,019,583         2,855,332
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23               3,676,000         3,713,192
Trust 2003-21, Cl. FK, 5.265%, 3/25/33 1              239,901           241,381
Trust 2003-81, Cl. NB, 4.50%, 11/25/14             10,730,000        10,743,403
Trust 2003-81, Cl. PW, 4%, 3/25/25                  5,393,502         5,350,935
Trust 2003-84, Cl. AJ, 3%, 4/25/13                  3,198,850         3,172,122
Trust 2003-84, Cl. GC, 4.50%, 5/25/15              12,873,000        12,887,087
Trust 2003-84, Cl. PW, 3%, 6/25/22                  2,159,205         2,145,332
Trust 2004-101, Cl. BG, 5%, 1/25/20                 8,529,000         8,557,346
Trust 2004-52, Cl. JR, 4.50%, 7/25/24               9,764,711         9,725,030
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25             4,975,000         4,997,908
Trust 2005-109, Cl. AH, 5.50%, 12/25/25             8,359,788         8,285,384
Trust 2005-117, Cl. LA, 5.50%, 12/25/27            23,751,394        23,946,614
Trust 2005-45, Cl. XA, 5.205%, 6/25/35 1            6,444,579         6,337,593
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 1            2,133,014         2,133,294
Trust 2005-67, Cl. BF, 5.215%, 8/25/35 1            8,785,467         8,733,396
Trust 2005-85, Cl. FA, 5.215%, 10/25/35 1          19,021,574        18,774,604
Trust 2006-110, Cl. PW, 5.50%, 5/25/28             15,252,205        15,434,454
Trust 2006-24, Cl. DB, 5.50%, 4/25/26               1,575,050         1,601,122
Trust 2006-29, Cl. PA, 5.50%, 8/25/26 7            20,739,736        20,868,637
Trust 2006-44, Cl. OA, 5.50%, 12/25/26             17,631,495        17,819,759
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 1            2,401,857         2,635,571
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 1            3,695,037         3,933,040
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 1            5,746,488         6,124,820
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 1            4,801,519         5,107,772
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               6,649,809         6,720,114
--------------------------------------------------------------------------------


                  5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 4.853%, 12/18/31 4       $   3,205,671   $       429,888
Trust 2001-68, Cl. SC, 3.745%, 11/25/31 4           2,882,693           298,848
Trust 2001-81, Cl. S, 7.034%, 1/25/32 4             2,122,788           228,634
Trust 2002-28, Cl. SA, 3.665%, 4/25/32 4            1,740,683           217,523
Trust 2002-38, Cl. IO, (0.994)%, 4/25/32 4          2,285,683           240,344
Trust 2002-39, Cl. SD, (0.505)%, 3/18/32 4          2,452,618           376,411
Trust 2002-48, Cl. S, 3.827%, 7/25/32 4             2,891,057           311,284
Trust 2002-52, Cl. SD, (0.581)%, 9/25/32 4          2,106,746           342,950
Trust 2002-52, Cl. SL, 3.752%, 9/25/32 4            1,817,666           198,296
Trust 2002-53, Cl. SK, (0.04)%, 4/25/32 4           1,431,053           151,785
Trust 2002-56, Cl. SN, 4.873%, 7/25/32 4            3,926,546           422,065
Trust 2002-77, Cl. IS, 2.732%, 12/18/32 4           3,271,630           549,001
Trust 2002-77, Cl. SH, 5.006%, 12/18/32 4           2,639,060           260,222
Trust 2002-9, Cl. MS, 3.644%, 3/25/32 4             3,212,257           347,182
Trust 2002-96, Cl. SK, 14.446%, 4/25/32 4             724,762            84,246
Trust 2003-118, Cl. S, 9.431%, 12/25/33 4          14,859,477         2,554,054
Trust 2003-33, Cl. IA, 10.621%, 5/25/33 4             560,258           125,432
Trust 2003-33, Cl. SP, 9.135%, 5/25/33 4            7,963,473         1,033,854
Trust 2003-4, Cl. S, 12.143%, 2/25/33 4             4,767,800           581,552
Trust 2005-40, Cl. SA, 0.806%, 5/25/35 4            8,352,388           574,730
Trust 2005-63, Cl. SA, 7.766%, 10/25/31 4          10,296,260           733,657
Trust 2005-63, Cl. X, 48.728%, 10/25/31 4             121,885             3,588
Trust 2005-71, Cl. SA, 8.893%, 8/25/25 4           11,505,246           895,154
Trust 2005-83, Cl. SL, 11.659%, 10/25/35 4         11,919,716           871,697
Trust 2005-87, Cl. SE, 12.322%, 10/25/35 4         22,247,926         1,552,066
Trust 2005-87, Cl. SG, 14.11%, 10/25/35 4          22,315,607         2,091,008
Trust 2006-119, Cl. MS, 22.984%, 12/25/36 4        11,483,908           868,411
Trust 2006-33, Cl. SP, 15.444%, 5/25/36 4          11,808,498         1,090,671
Trust 221, Cl. 2, 12.043%, 5/1/23 4                 3,968,511           914,551
Trust 240, Cl. 2, 20.325%, 9/1/23 4                 3,933,157           904,354
Trust 254, Cl. 2, 8.468%, 1/1/24 4                  4,778,058         1,181,725
Trust 294, Cl. 2, 8.565%, 2/1/28 4                  5,555,548         1,285,342
Trust 301, Cl. 2, 5.741%, 4/1/29 4                  3,260,623           732,860
Trust 321, Cl. 2, 10.998%, 4/1/32 4                 8,185,821         1,897,357
Trust 324, Cl. 2, 5.704%, 7/1/32 4                 11,362,767         2,605,068
Trust 331, Cl. 10, 14.479%, 2/1/33 4                5,036,998         1,252,853
Trust 331, Cl. 5, 15.587%, 2/1/33 4                 6,312,794         1,383,970
Trust 334, Cl. 5, 13.846%, 5/1/33 4                12,155,348         2,823,310
Trust 339, Cl. 7, 9.198%, 7/1/33 4                  8,657,677         2,045,940
Trust 342, Cl. 2, 6.646%, 9/1/33 4                  2,544,951           595,863
Trust 344, Cl. 2, 6.029%, 12/1/33 4                24,260,593         5,562,803
Trust 362, Cl. 12, 9.387%, 8/1/35 4                13,477,698         3,119,732
Trust 362, Cl. 13, 9.366%, 8/1/35 4                 7,534,812         1,730,300


                  6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
--------------------------------------------------------------------------------
Trust 364, Cl. 15, 12.371%, 9/1/35 4               $5,263,771   $     1,204,860
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-
Only Stripped Mtg.-Backed Security:
Trust 324, Cl. 1, 6.135%, 7/1/32 5                  2,837,368         2,325,882
Trust 327, Cl. 1, 6.44%, 9/1/32 5                   1,706,815         1,355,594
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped
Mtg.-Backed Security, Trust G, Cl. 2, 11.50%,
3/1/09                                                 26,968            27,427
                                                                ---------------
                                                                  1,580,673,794
--------------------------------------------------------------------------------
GNMA/GUARANTEED--1.2%
Government National Mortgage Assn.:
6.50%, 1/29/24                                        266,223           276,588
7%, 1/29/09-2/8/30                                  1,994,283         2,115,692
7.50%, 5/29/28-8/29/28                                862,480           921,016
8%, 8/29/28-9/29/28                                   179,848           194,614
8.50%, 8/15/17-9/29/21                              1,028,726         1,110,156
9.50%, 9/29/17                                          3,344             3,652
10.50%, 2/29/16-7/15/21                               147,018           171,789
11%, 11/8/19                                          188,494           215,531
11.50%, 4/29/13-7/29/19                                45,066            51,449
13%, 3/1/11-9/29/14                                     6,315             7,260
--------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1999-32, Cl. ZB, 8%,
9/16/29                                            14,944,400        16,024,711
--------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-
Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 5.833%, 7/16/28 4           4,173,257           450,867
Series 1998-6, Cl. SA, 8.838%, 3/16/28 4            2,566,784           288,582
Series 2001-21, Cl. SB, 8.395%, 1/16/27 4           4,519,842           454,865
Series 2006-47, Cl. SA, 31.192%, 8/16/36 4         28,214,462         2,224,942
                                                                ---------------
                                                                     24,511,714
--------------------------------------------------------------------------------
NON-AGENCY--11.5%
--------------------------------------------------------------------------------
COMMERCIAL--8.7%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              9,170,000         9,062,826
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO
Pass-Through Certificates, Series 2004-8, Cl.
5A1, 6.50%, 5/25/32                                 5,504,743         5,610,284
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A2B, 5.205%,
12/11/49                                           12,180,000        12,178,077
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust Series
2006-A5, Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2006-A5,
Cl. 1A13, 5.315%, 10/25/36 1                        7,741,457         7,569,411
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg.
Pass-Through Certificates, Series 2007-8CB,
Cl. A1, 5.50%, 5/25/37                             18,454,227        18,143,302
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust,
Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36            2,642,738         2,642,266
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36          7,622,656         7,622,253
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36              1,196,741         1,197,728
--------------------------------------------------------------------------------


                  7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
Trust 2007-FA2, Mtg. Pass-Through Certificates,
Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37        $   4,415,773   $     4,362,144
--------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank
of America Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                            2,409,636         2,407,988
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39             6,670,000         6,646,834
Series 2005-C3, Cl. A2, 4.853%, 7/10/45             5,240,000         5,221,922
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42            6,190,000         6,116,112
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37            5,760,000         5,773,651
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39            6,750,000         6,791,763
--------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO
Pass-Through Certificates, Series 2006-OPT1,
Cl. 2A2, 5.005%, 12/25/35 1                         4,930,000         4,827,739
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42           2,240,000         2,217,052
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42           7,550,000         7,504,162
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49         11,830,000        11,847,241
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51           5,010,000         5,116,881
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30             6,340,000         6,330,512
Series 2007-C1, Cl. A2, 5.318%, 1/15/12             7,520,000         7,556,465
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1               107,380           106,998
Series 2004-6, Cl. 10A1, 6%, 7/25/34                7,010,910         6,943,570
--------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series
1998-D6, Cl. A1B, 6.59%, 3/15/30                      987,648           990,010
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                            6,118,922         6,048,568
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36               8,628,475         8,612,566
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2005-C17, Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                    10,760,000        10,713,815
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2006-C29, Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl.  A2,
5.272%, 11/15/48                                    2,115,000         2,119,949
                                                                ----------------
                                                                    182,282,089
--------------------------------------------------------------------------------
MULTIFAMILY--0.5%
Countrywide Home Loans Servicing LP, Mtg.
Pass-Through Certificates, Series 2003-46,
Cl. 1A2, 4.122%, 1/19/34 1                          9,710,883         9,829,803
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series
2005-AR8, Cl. 2AB1, 5.115%, 7/25/45 1                  53,076            52,961
                                                                ----------------
                                                                      9,882,764


                  8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 2002-2, Cl. IO, 3.022%, 1/15/32 4        $  54,607,238   $       412,296
Series 1999-3, Cl. IO, 16.333%, 10/15/29 4         46,722,649           438,065
Series 2001-3, Cl. IO, 14.848%, 5/15/31 4          21,446,752           203,789
Series 2003-1, Cl. IO, 12.533%, 11/15/32 4        110,976,783         1,394,013
Series 2002-3, Cl. IO, 9.113%, 8/15/32 4           73,577,143         1,346,447
                                                                ----------------
                                                                      3,794,610
--------------------------------------------------------------------------------
RESIDENTIAL--2.1%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32            10,151,642        10,372,369
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34             9,330,899         9,362,684
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36             14,235,424        14,275,007
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36              5,877,794         5,875,309
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6,
Cl. A28, 5.75%, 4/25/37                             5,593,925         5,542,959
                                                                ----------------
                                                                     45,428,328
                                                                ----------------
Total Mortgage-Backed Obligations (Cost
$1,817,070,600)                                                   1,846,573,299
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.625%, 12/19/08-10/25/12 8                        57,270,000        58,509,148
5.125%, 8/23/10 8                                   4,000,000         4,153,380
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., Series
1,4.75%, 11/19/12                                  51,335,000        53,182,495
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.875%, 12/10/09                                   21,200,000        21,330,883
7.25%, 1/15/10 8                                    8,280,000         8,878,321
                                                                ----------------
Total U.S. Government Obligations
(Cost $142,020,916)                                                 146,054,227
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
--------------------------------------------------------------------------------
Undivided interest of 40.57% in joint
repurchase agreement (Principal Amount/Value
$132,291,000, with a maturity value of
$132,323,705) with UBS Warburg LLC, 4.45%,
dated 12/31/07, to be repurchased at $53,687,269
on 1/2/08, collateralized by Federal Home
Loan Mortgage Corp., 4.50%, 5/1/36, with a
value of $135,283,584 (Cost $53,674,000)           53,674,000        53,674,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $2,130,790,323)                     2,161,545,623
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--1.1% 9
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
Undivided interest of 2.34% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,250,000) with
Bank of America NA, 4.50%, dated 12/31/07, to
be repurchased at $23,373,860 on 1/2/08,
collateralized by U.S. Agency Mortgages, 5%,
5/1/35, with a value of $1,020,000,000
(Cost $23,368,018)                                 23,368,018        23,368,018


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,154,158,341)      104.5%     2,184,913,641
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (4.5)       (93,618,513)

                                                       -------------------------
NET ASSETS                                             100.0%   $ 2,091,295,128
                                                       =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,833,181 or 0.09% of the Fund's net assets as of December 31, 2007.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,767,548. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $65,358,347 or 3.13% of the Fund's net assets as of December 31, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,687,404 or 0.32% of the Fund's net assets as of December 31, 2007.

6. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

7. All or a portion of the security was segregated by the Fund in the amount of $18,030,000, which represented 100.11% of the market value of securities sold short. See accompanying Notes.

8. Partial or fully-loaned security. See accompanying Notes.

9. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                                                      PRINCIPAL
                                                         AMOUNT
                                                     SOLD SHORT           VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.9)%
--------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 1/1/37 6   $(18,030,000)  $ (18,010,275)
(Proceeds $18,016,448)

--------------------------------------------------------------------------------
FUTURES CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                                           NUMBER OF   EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION            BUY/SELL   CONTRACTS         DATE            VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Long Bonds                      Buy         439      3/19/08   $   51,088,625   $     (260,231)
U.S. Treasury Nts., 2 yr.            Buy       1,441      3/31/08      302,970,250          457,672
U.S. Treasury Nts., 5 yr.           Sell       1,120      3/31/08      123,515,000         (369,884)
U.S. Treasury Nts., 10 yr.          Sell       2,696      3/19/08      305,701,125         (796,292)
                                                                                     ---------------
                                                                                     $     (968,735)
                                                                                     ===============

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                              BUY/SELL     NOTIONAL                                     PREMIUM
                                                CREDIT       AMOUNT     PAY/ RECEIVE   TERMINATION        PAID/
SWAP COUNTERPARTY   REFERENCE ENTITY        PROTECTION       (000S)       FIXED RATE          DATE   (RECEIVED)          VALUE
-------------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG:
                    ABX.HE.AAA.06-2 Index         Sell   $    5,150             0.11%      5/25/46   $ (257,469)  $   (646,006)
                    ABX.HE.AAA.06-2 Index         Sell        5,150             0.11       5/25/46     (257,421)      (646,006)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP  ABX.HE.AAA.06-2 Index         Sell        1,650             0.11       5/25/46     (182,501)      (222,725)
                                                                                                     --------------------------
                                                                                                     $ (697,391)  $ (1,514,737)
                                                                                                     ==========================


                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                              NOTIONAL                                                             TERMINATION
SWAP COUNTERPARTY               AMOUNT            PAID BY THE FUND          RECEIVED BY THE FUND          DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                          $ 32,200,000              AAA 8.5+ Index    Index plus 60 basis points        2/1/08   $    589,708
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                             1,000,000              AAA 8.5+ Index    Index plus 55 basis points        5/1/08         18,272
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                            10,800,000              AAA 8.5+ Index   Index minus 20 basis points        5/1/08        189,601
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                            11,359,000              AAA 8.5+ Index    Index plus 60 basis points        2/1/08        205,689
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                            32,472,000              AAA 8.5+ Index    Index plus 55 basis points        5/1/08        586,788
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                            12,590,000              AAA 8.5+ Index   Index minus 25 basis points        3/1/08        219,953
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                            43,044,000              AAA 8.5+ Index    Index plus 45 basis points        5/1/08        774,600
------------------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
Morgan Stanley Capital                   Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
Services, Inc.              10,200,000              AAA 8.5+ Index   Index plus 110 basis points       1/31/08        166,143
------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                             7,600,000              AAA 8.5+ Index   Index minus 20 basis points        5/1/08        134,351
                                                  If negative, the        If positive, the Total
                                             absolute value of the          Return of the Lehman
                                         Lehman Brothers U.S. CMBS   Brothers U.S. CMBS AAA 8.5+
                            14,520,000              AAA 8.5+ Index    Index plus 60 basis points        2/1/08        266,684
                                                                                                                 -------------
                                                                                                                 $  3,151,789
                                                                                                                 =============

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

     --------------------------------------------------------------------
                                          WHEN-ISSUED OR DELAYED DELIVERY
                                          BASIS TRANSACTIONS
     --------------------------------------------------------------------
     Purchased securities                 $  81,570,007
     --------------------------------------------------------------------
     Sold securities                         18,016,448
     --------------------------------------------------------------------

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.


                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters


                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2007, the Fund had on loan securities valued at $64,125,560. Collateral of $65,138,851 was received for the loans, of which $23,368,018 was received in cash and subsequently invested in approved instruments. In addition, collateral of $41,770,833 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                $  2,154,158,341
Federal tax cost of other investments                              (92,902,354)
                                                              -----------------
Total federal tax cost                                        $  2,061,255,987
                                                              =================

Gross unrealized appreciation                                 $     43,015,384
Gross unrealized depreciation                                      (10,888,203)
                                                              -----------------
Net unrealized appreciation                                   $     32,127,181
                                                              =================


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008